Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Net Earnings	$ 10,514	$ 9,672	$ 13,334
Other Comprehensive Income (Loss), net of tax
Foreign currency translation	1,230	(557)	(461)
Securities
Unrealized holding gain (loss) arising during period	(248)	565	99
Reclassification to earnings	(5)	(141)	(45)
Net change	(253)	424	54
Employee benefit plans
Prior service cost amortization during period	2	5	4
Prior service cost current year	(8)	15	0
Gain (loss) amortization during period	370	246	188
Gain (loss) - current year	(1,643)	(1,984)	(203)
Effect of exchange rates	(52)	18	(10)
Net change	(1,331)	(1,700)	(21)
Derivatives & hedges
Unrealized gain (loss) arising during period	52	(500)	(333)
Reclassifications to earnings	124	232	288
Net change	176	(268)	(45)
Other Comprehensive Income (Loss)	(178)	(2,101)	(473)
Total comprehensive income	10,336	7,571	12,861
Comprehensive Loss Attributable To Noncontrolling Interest, net of tax	339	0	0
Comprehensive Income Attributable To Johnson & Johnson	$ 10,675	$ 7,571	$ 12,861